LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE HIGH INCOME PORTFOLIO

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses(1)	0.15%
Total annual fund operating expenses(2)	0.75%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

You invest $10,000 for the period shown

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of the fund’s future performance

You reinvest all distributions and dividends without a sales charge

The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Owned Your Shares	1 year	3 years	5 years	10 years
Your costs would be (with or without redemption)	$77	$230	$396	$876

(1)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(2)

The expense ratio reflects certain one-time, non-recurring expenses for the prior period’s prospectus and shareholder report printing and mailing costs incurred relating to the recent fiscal year. Without the effect of this adjustment, the expense ratio is estimated to be 0.70%.

FDXX011043

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.60%
Total annual fund operating expenses(3)	1.40%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

You invest $10,000 for the period shown

Your investment has a 5% return each year – the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of the fund’s future performance

You reinvest all distributions and dividends without a sales charge

The fund’s operating expenses (including one year of capped expenses in each period) remain the same

Number of Years You Owned Your Shares	1 year	3 years	5 years	10 years
Your costs would be (with or without redemption)	$143	$422	$723	$1,577

(1)

The fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.55% on assets up to and including $1 billion; 0.525% on assets in excess of $1 billion and up to and including $3 billion; 0.50% on assets in excess of $3 billion and up to and including $5 billion; 0.475% on assets in excess of $5 billion and up to and including $10 billion; and 0.45% on assets in excess of $10 billion.

(2)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to the recent fiscal years. Without the effect of this adjustment, the expense ratio is estimated to be 1.30%.

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00% (the “expense cap”). These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

FDXX011038

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE MONEY MARKET PORTFOLIO

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.45%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.08%
Total annual fund operating expenses(3)	0.53%

Example

This example helps you compare the costs of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

You invest $10,000 for the period shown

You reinvest all distributions and dividends without a sales charge

The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Your investment has a 5% return each year – the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of the fund’s future performance

Number of Years You Owned Your Shares	1 year	3 years	5 years	10 years
Your costs would be (with or without redemption)	$54	$165	$286	$641

(1)

The fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.45% on assets up to and including $1 billion; 0.425% on assets in excess of $1 billion and up to and including $2 billion; 0.40% on assets in excess of $2 billion and up to and including $5 billion; 0.375% on assets in excess of $5 million and up to and including $10 billion; and 0.35% on assets in excess of $10 billion.

(2)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years. Without the effect of this adjustment, the expense ratio is estimated to be 0.51%.

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.25% (the “expense cap”). These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be modified or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

FDXX011046